EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
EARNINGS PER SHARE
Net earnings attributable to Procter & Gamble less preferred dividends (net of related tax benefits) are divided by the weighted average number of common shares outstanding during the year to calculate basic net earnings per common share. Diluted net earnings per common share are calculated to give effect to stock options and other stock-based awards (see Note 8) and assume conversion of preferred stock (see Note 9).
Net earnings/(loss) attributable to Procter & Gamble and common shares used to calculate basic and diluted net earnings per share were as follows:

Years ended June 30	2015			2014			2013
CONSOLIDATED AMOUNTS	Continuing Operations	Dis-continued Operations	Total	Continuing Operations	Dis-continued Operations	Total	Continuing Operations	Dis-continued Operations	Total
Net earnings/(loss)	$8,287	$(1,143)	$7,144	$10,658	$1,127	$11,785	$10,346	$1,056	$11,402
Net earnings attributable to noncontrolling interests	(98)	(10)	(108)	(120)	(22)	(142)	(92)	2	(90)
Net earnings/(loss) attributable to P&G (Diluted)	8,189	(1,153)	7,036	10,538	1,105	11,643	10,254	1,058	11,312
Preferred dividends, net of tax	(259)	—	(259)	(253)	—	(253)	(244)	—	(244)
Net earnings/(loss) attributable to P&G available to common shareholders (Basic)	$7,930	$(1,153)	$6,777	$10,285	$1,105	$11,390	$10,010	$1,058	$11,068
SHARES IN MILLIONS
Basic weighted average common shares outstanding	2,711.7	2,711.7	2,711.7	2,719.8	2,719.8	2,719.8	2,742.9	2,742.9	2,742.9
Effect of dilutive securities
Conversion of preferred shares(1)	108.6	108.6	108.6	112.3	112.3	112.3	116.8	116.8	116.8
Exercise of stock options and other unvested equity awards (2)	63.3	63.3	63.3	72.6	72.6	72.6	70.9	70.9	70.9
Diluted weighted average common shares outstanding	2,883.6	2,883.6	2,883.6	2,904.7	2,904.7	2,904.7	2,930.6	2,930.6	2,930.6
PER SHARE AMOUNTS
Basic net earnings/(loss) per common share (3)	$2.92	$(0.42)	$2.50	$3.78	$0.41	$4.19	$3.65	$0.39	$4.04
Diluted net earnings/(loss) per common share (3)	$2.84	$(0.40)	$2.44	$3.63	$0.38	$4.01	$3.50	$0.36	$3.86

(1)
Despite being included currently in Diluted net earnings per common share, the actual conversion to common stock occurs when the preferred shares are sold. Shares may only be sold after being allocated to the ESOP participants pursuant to the repayment of the ESOP's obligations through 2035.

(2)
Approximately 8 million in 2015, 9 million in 2014 and 12 million in 2013 of the Company's outstanding stock options were not included in the Diluted net earnings per share calculation because the options were out of the money or to do so would have been antidilutive (i.e., the total proceeds upon exercise would have exceeded the market value of the underlying common shares).

(3)	Basic net earnings per common share and diluted net earnings per common share are calculated on net earnings/(loss) attributable to Procter & Gamble.